Borrowings (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 27, 2016	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Debt Instrument [Line Items]
Other long-term debt			$ 511,932		$ 546,614
Net cash proceeds from sale of vessels			18,449	$ 71,224
Outstanding Amount			1,181,932		1,216,614
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Outstanding Amount			$ 670,000		670,000
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date			Nov. 13, 2013
Debt instrument face amount			$ 610,000
Maturity date			Nov. 15, 2021
Fixed interest rate			8.125%
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date			Nov. 13, 2013
Debt instrument face amount			$ 60,000
Debt instrument, Original issue price percentage			103.25%
Proceeds from the sale of the 2021 Notes		$ 59,598
Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			100.00%
Redemption period two - On or after November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			106.094%
Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			108.125%
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			101.00%
Minimum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount of debt outstanding after redemption			65.00%
Maximum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount redeemed			35.00%
Subsidiaries
Debt Instrument [Line Items]
Ownreship percentage			100.00%
Credit Facilities
Debt Instrument [Line Items]
Other long-term debt			$ 511,932
Interest rate description			LIBOR plus spread
Repayment frequency			semi-annual or quarterly
Maturity Date Range, Start			Oct. 31, 2016
Maturity Date Range, End			Oct. 31, 2022
Line of credit facility remaining borrowing capacity			$ 0
Credit Facilities | Minimum
Debt Instrument [Line Items]
Loan margin percentage			2.50%
Credit Facilities | Maximum
Debt Instrument [Line Items]
Loan margin percentage			3.20%
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of credit facility issuance date			Nov. 30, 2015
Line of credit facility maximum borrowing capacity			$ 125,000
Number of loan tranches			5
Line of credit facility maturity date			Dec. 31, 2020
Interest rate description			LIBOR plus 295 bps
Loan margin percentage			2.95%
Line of credit facility remaining borrowing capacity			$ 0
Outstanding Amount			$ 105,259		$ 125,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches
Debt Instrument [Line Items]
Number of loan tranches			4
Repayment installments			20
Repayment frequency			quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Minimum
Debt Instrument [Line Items]
Repayment amount			$ 435
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Maximum
Debt Instrument [Line Items]
Repayment amount			$ 1,896
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche
Debt Instrument [Line Items]
Repayment installments			16
Repayment frequency			quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Minimum
Debt Instrument [Line Items]
Repayment amount			$ 709
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Maximum
Debt Instrument [Line Items]
Repayment amount			$ 803
The Navios Holdings Credit Facility
Debt Instrument [Line Items]
Line of credit facility issuance date			Mar. 31, 2016
Line of credit facility maximum borrowing capacity			$ 50,000
Line of credit facility maturity date			Apr. 14, 2016
Interest rate description			LIBOR plus 300 bps
Loan margin percentage			3.00%
Outstanding Amount			$ 0
Nave Lucida
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels	$ 18,449
Nave Lucida | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Early repayment of debt	12,097
Writte-off deferred financing cost	$ 214